Revision to Previously Issued Consolidated Financial Statements - Schedule of Revision to Prior Year Financials (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2024
As previously reported [Member]
Schedule of Revision to Prior Year Financials [Line Items]
Revenue	$ 5,000
Loss before tax	(104,228)
Income tax expense	(643)
Loss for the year	(104,871)
Total comprehensive loss	$ (104,953)
Net loss per share basic (in Dollars per share)	$ (2.42)
Net loss per share-diluted (in Dollars per share)	$ (2.42)
Contract liability - non current
Other payables and accruals	4,890	$ 3,790
Accumulated deficit	(373,092)	(400,704)
Total Shareholder’s equity	79,403	53,368
Contract liability - current
Adjustment [Member]
Schedule of Revision to Prior Year Financials [Line Items]
Revenue	(5,000)
Loss before tax	(5,000)
Income tax expense	643
Loss for the year	(4,357)
Total comprehensive loss	$ (4,357)
Net loss per share basic (in Dollars per share)	$ (0.1)
Net loss per share-diluted (in Dollars per share)	$ (0.1)
Contract liability - non current	$ 5,000
Other payables and accruals	(643)	(643)
Accumulated deficit	(4,357)	(4,357)
Total Shareholder’s equity	(4,357)	(4,357)
Contract liability - current		5,000
As revised [Member]
Schedule of Revision to Prior Year Financials [Line Items]
Revenue
Loss before tax	(109,228)
Income tax expense
Loss for the year	(109,228)
Total comprehensive loss	$ (109,310)
Net loss per share basic (in Dollars per share)	$ (2.52)
Net loss per share-diluted (in Dollars per share)	$ (2.52)
Contract liability - non current	$ 5,000
Other payables and accruals	4,247	3,147
Accumulated deficit	(377,449)	(405,061)
Total Shareholder’s equity	$ 75,046	49,011
Contract liability - current		$ 5,000